Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Diluted net income (loss) per share	$ 0.04	$ 0.07	$ 0.08	$ 0.14	$ 0.29	$ 0.64
Non-Redeemable Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Diluted net income (loss) per share	$ (0.17)	$ (0.10)	$ (0.37)	$ (0.12)	$ (0.35)	$ (1.99)